Non-controlling interests	12 Months Ended
Dec. 31, 2022
Non Controlling Interests [Abstract]
Non-controlling interests
27.
Non-controlling interests

The effect of changes in the ownership interest of the Group on the equity attributable to owners of the Group is summarized as follows (in thousands):

	CuriosityChina	Farfetch International Limited (IOM)	New Guards	Farfetch China Holdings Ltd	Total
Balance at January 1, 2021	$519	$(2,187)	$170,224	$-	$168,556
Total comprehensive (loss)/income attributable to non-controlling interests	(1,657)	(548)	16,220	(12,635)	$1,380
Step acquisition	-	-	2,434	-	2,434
Capital contribution from non-controlling interest	-	-	-	(13,875)	(13,875)
Non-controlling interest arising on purchase of asset	-	-	50,453	-	50,453
Acquisition of non-controlling interest	-	-	(6,901)	-	(6,901)
Dividends to non-controlling interests	-	-	(23,016)	-	(23,016)
Other	-	-	2,977	-	2,977
Balance at December 31, 2021	(1,138)	(2,735)	212,391	(26,510)	182,008
Total comprehensive (loss)/income attributable to non-controlling interests	(180)	(796)	5,959	(19,596)	(14,613)
Non-controlling interest arising on purchase of asset	-	-	5,493	-	5,493
Dividends to non-controlling interests	-	-	(17,764)	-	(17,764)
Other	-	-	830	1,453	2,283
Balance at December 31, 2022	$(1,318)	$(3,531)	$206,909	$(44,653)	$157,407
% of non-controlling interests	16%	20%	23%	25%

The step acquisition during the year ended December 31, 2021 relates to New Guards’ acquisition of Alanui (refer to Note 31, Business combinations for further details).

The capital contribution from non-controlling interest arising on purchase of asset during the year ended December 31, 2021 related to the acquisition on August 1, 2021, by Alibaba and Richemont of a 12.5% shareholding, each in Farfetch China Holdings Ltd for total consideration of $500.0 million. The non-controlling interest recognized of $13.9 million as a result of this transaction was calculated using the proportionate share of net assets method in line with the requirements of IFRS 10 - Consolidated Financial Statements. Transaction costs of $25.0 million directly attributable to the investments made by Alibaba and Richemont were treated as a deduction from equity in Other reserves.

The non-controlling interest arising on purchase of asset of $50.5 million during the year ended December 31, 2021 relates to the acquisition by New Guards on July 20, 2021 of 60 percent of the share capital of Palm Angels. Refer to Note 11, Intangible assets for additional details.

During the year ended December 31, 2022, a further $5.5 million of non-controlling interest was recognized in relation to the settlement of the first portion of contingent consideration.

The acquisition of non-controlling interest of $6.9 million during the year ended December 31, 2021, relates to the acquisition by New Guards of the remaining 31 percent of the share capital that it did not own in Venice S.r.l.

Dividends to non-controlling interests reflects dividends paid by New Guards group legal entities to non-controlling interests representing the co-founders of the individual fashion brands. During the year ended December 31, 2022, New Guards had paid dividends of $17.8 million to holders of minority interests ($23.0 million during the year ended December 31, 2021).